111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

  Supplement to Statement of Additional Information dated July 10, 2012

Harbor Flexible Capital Fund

Effective July 20, 2012, Munish Malhotra and Jordon Laycob serve as co-portfolio managers for the Harbor Flexible Capital Fund replacing A. Douglas Rao.

The following replaces the information under the heading “The Portfolio Managers” on page 49 for Harbor Flexible Capital Fund:

Other Accounts Managed

	Other Registered
	Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of		Total Assets		# of		Total Assets		# of		Total Assets
	Accounts		(in millions)		Accounts		(in millions)		Accounts		(in millions)

HARBOR FLEXIBLE CAPITAL FUND
Munish Malhotra, CFA
All Accounts	14	*	$3,488	*	1	*	$16	*	8	*	$394	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	0	*

Jordon Laycob
All Accounts	0	*	$0	*	0	*	$0	*	0	*	$0	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	0	*

*Information is as of June 30, 2012.

Dated: July 10, 2012

Harbor Large Cap Value Fund

Effective May 25, 2012, Cohen and Steers Capital Management, Inc. (“Cohen and Steers”) is no longer subadviser to Harbor Large Cap Value Fund. All references to Cohen and Steers in the Statement of Additional Information are hereby deleted.

The following replaces the information under the heading “The Subadvisers” on page 45 for Harbor Large Cap Value Fund:

Harbor Large Cap Value Fund. The Fund is subadvised by Aristotle Capital Management, LLC (“Aristotle”). Aristotle is a Delaware limited liability company located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025 and was founded in 1959 through predecessor entities. Aristotle is majority owned by its employees.

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The following replaces the information under the heading “The Portfolio Managers” on page 47 for Harbor Large Cap Value Fund:

Other Accounts Managed

	Other Registered
	Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of		Total Assets		# of		Total Assets		# of		Total Assets
	Accounts		(in millions)		Accounts		(in millions)		Accounts		(in millions)

HARBOR LARGE CAP VALUE FUND
Howard Gleicher, CFA
All Accounts	1	*	$10	*	5	*	$31	*	588	*	$1,834	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	0	*

*Information is as of March 31, 2012.

The following replaces the information under the heading “The Portfolio Managers” on pages 54-56 for Cohen and Steers:

Aristotle Capital Management, LLC

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Large Cap Value Fund and other accounts managed by the portfolio manager, the Subadviser will proceed in a manner that ensures that the Large Cap Value Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio manager. In such instances, securities will be allocated in accordance with the Subadviser’s trade allocation policy.

COMPENSATION

Mr. Gleicher is paid a base salary and is eligible to participate in the company’s annual bonus pool. Mr. Gleicher has an equity position in the Subadviser.

SECURITIES OWNERSHIP

As of March 31, 2012, Mr. Gleicher did not beneficially own any shares of Harbor Large Cap Value Fund.

The following supplements the information under the heading “Portfolio Holdings Disclosure Policy” on page 72:

•	Advent Software, Inc. and ISS, each of whom provide services to Aristotle, for the sole purpose of assisting Aristotle in performing its services as Subadviser to the Harbor Large Cap Value Fund.

Harbor Global Value Fund

Effective May 25, 2012, Pzena Investment Management, LLC (“Pzena”) is no longer subadviser to Harbor Global Value Fund. All references to Pzena in the Statement of Additional Information are hereby deleted.

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The following replaces the information under the heading “The Subadvisers” on page 45 for Harbor Global Value Fund:

Harbor Global Value Fund. The Fund is subadvised by Causeway Capital Management LLC (“Causeway”). Causeway is a Delaware limited liability company located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 and was founded in 2001. Co-founders, Sarah H. Ketterer and Harry W. Hartford, Chief Executive Officer and President, respectively, control Causeway through their executive offices and voting control of the company.

The following replaces the information under the heading “The Portfolio Managers” on page 48 for Harbor Global Value Fund:

Other Accounts Managed

	Other Registered
	Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of		Total Assets		# of		Total Assets		# of		Total Assets
	Accounts		(in millions)		Accounts		(in millions)		Accounts		(in millions)

HARBOR GLOBAL VALUE FUND
Sarah H. Ketterer
All Accounts	12	*	$5,010	*	7	*	$1,281	*	65	*	$8,107	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*

Harry W. Hartford
All Accounts	12	*	5,010	*	7	*	1,281	*	68	*	8,074	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*

James A. Doyle
All Accounts	12	*	5,010	*	7	*	1,281	*	67	*	8,075	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*

Jonathan P. Eng
All Accounts	12	*	5,010	*	7	*	1,281	*	64	*	8,076	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	590	*

Kevin Durkin
All Accounts	12	*	5,010	*	7	*	1,281	*	62	*	8,074	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*

Conor Muldoon
All Accounts	12	*	5,010	*	7	*	1,281	*	69	*	8,074	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*

*Information is as of March 31, 2012.

The following replaces the information under the heading “The Portfolio Managers” on page 59 for Pzena:

Causeway Capital Management LLC

CONFLICTS OF INTEREST

Actual or potential conflicts of interest may arise from Harbor Global Value Fund’s portfolio managers’ management responsibilities with respect to other accounts and their own personal accounts. These responsibilities may cause

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portfolio managers to devote unequal time and attention across client accounts, and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures in place designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of the Fund or any client account if, at the time of entering into the short position, the Fund or any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics, which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such polices or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION

Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, receive an annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin and Muldoon receive salary, incentive compensation (including potential equity and/or phantom equity awards), and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used, and salary and incentive compensation are not based on the specific performance of the Fund or any single account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

SECURITIES OWNERSHIP

As of March 31, 2012, Ms. Ketterer and Messrs. Hartford, Doyle, Eng, Durkin and Muldoon did not beneficially own any shares of Harbor Global Value Fund.

The following replaces the information under the heading “Portfolio Holdings Disclosure Policy” on page 72 for Pzena:

•

Charles River Systems, Inc., Omgeo LLC, Misys International Banking Systems, Inc., Eagle Investment Systems Corp., Electra Securities Transaction and Asset Reconciliation System (STaARS), FactSet Research Systems Inc., Interactive Data Corporation and ISS, each of whom provide services to Causeway, for the sole purpose of assisting Causeway in performing its services as Subadviser to the Harbor Global Value Fund.

Dated: May 23, 2012

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